Debt instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments Linked To [Abstract]
Repo Operations	R$ 102,849,859	R$ 90,909,891	R$ 77,781,728
Banco Central Mandatory Deposits	0	1,449,207	2,305,158
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	6,618,651	17,985,160	6,273,561
Associated to judiciary deposits and other guarantees	9,573,331	2,078,042	4,743,298
Total	R$ 119,041,841	R$ 112,422,300	R$ 91,103,745